Critical accounting judgment and key sources of estimation and uncertainty	12 Months Ended
Dec. 31, 2018
Critical accounting judgment and key sources of estimation and uncertainty
Critical accounting judgement and key sources of estimation and uncertainty

5. Critical accounting judgment and key sources of estimation and uncertainty

In the process of applying the Company’s accounting policies, Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. These estimates and associated assumptions are based on the knowledge available as of the preparation date of the financial statements and historical experiences as well as other factors that are considered to be relevant. The estimates and underlying assumptions are reviewed on an ongoing basis.

Developments outside management’s control may cause actual amounts to differ from the original estimates. In that case, the underlying assumptions and, if necessary, the carrying amounts of the pertinent assets and liabilities are adjusted accordingly. Revisions to accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods, if the revision affects both current and future periods.

The assumptions and estimates refer primarily to the recognition of revenue, valuation of bad debt allowance, valuation of inventory, and the valuation of derivative financial instruments (relating to the Performance Participation Interest on the loan with the European Investment Bank).

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Revenue recognition

Revenue is measured based on the consideration specified in a contract with a customer. The Group recognizes revenue when it transfers control over a good or service to a customer.

Revenue on the sale of new or refurbished 3D printers is recognized at the point in time after completed installation of 3D printers at the customer site and evidenced through final acceptance by the customer. Customers obtain control of the 3D printers when the customers have accepted the assets.

The Company recognizes revenue on the maintenance contracts for 3D printers by applying the input method to measure the progress that depicts the transfer of control of the goods or services to the customer toward complete satisfaction of a performance obligation over time. The determination of the expected number of service visits and goods to be provided under a contract require significant judgment have been estimated by the Company’s service department based on historical experience.

Expected credit losses on trade receivables

Loss allowances are recognized for estimated losses resulting from customers’ inability to meet payment obligations. Upon the adoption of IFRS 9, the Group applies a simplified approach to recognizing a loss allowance on trade receivables based on measurement of lifetime expected credit losses arising from trade receivables. Estimation and judgment are required in determining the value of loss allowances at each reporting date. The Company evaluates customer accounts with past‑due outstanding balances or specific accounts for which it has information that the customer may be unable to meet its financial obligations. Based upon qualitative assessment of these accounts and Management’s analysis and judgment, the Company estimates the future cash flows expected to be recovered from these receivables. The amount of the impairment on doubtful receivables is measured individually and recorded as a specific allowance against that customer’s receivable balance so as to equal the amount expected to be recovered.

ECLs are a probability-weighted estimate of credit losses. The Company calculates the ECL based on the risk scoring its customers’ according to an external rating agency. Following the risk score of each customer, the trade receivables are clustered into different grades. For each grade, the ECL is calculated after deducting from trade receivables a loss allowance based on actual credit loss experience.